SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of allowance for credit losses for accounts receivable activity

Balance, December 31, 2024	$79,832
Provision for credit losses	39,414
Write-off of previously reserved account balances	–
Balance, March 31, 2025	$119,246